Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-based Compensation
Schedule of compensation expenses recognized for share based awards granted

	For the Year Ended December 31,
	2022	2023	2024
Cost of sales	66,914	83,972	71,779
Research and development expenses	1,323,370	1,517,206	1,296,136
Selling, general and administrative expenses	905,612	767,863	560,597
Total	2,295,896	2,369,041	1,928,512

Schedule of stock option activity

		Weighted	Weighted
	Number of	Average	Average	Aggregate
	Options	Exercise	Remaining	Intrinsic
	Outstanding	Price	Contractual Life	Value
		US$	In Years	US$
Outstanding as of December 31, 2023	62,619,412	3.48	3.56	423,637
Granted	1,397,000	2.39	—	—
Exercised	(7,102,713)	2.26	—	—
Cancelled	(4,352,527)	2.65	—	—
Expired	(500,523)	17.83	—	—
Outstanding as of December 31, 2024	52,060,649	3.55	2.60	100,420
Vested and expected to vest as of December 31,2024	52,014,026	3.55	2.61	100,329
Exercisable as of December 31, 2024	50,556,678	3.57	2.54	97,491

Schedule of share options to employees

		Weighted	Weighted
	Number of	Average	Average	Aggregate
	Options	Exercise	Remaining	Intrinsic
	Outstanding	Price	Contractual Life	Value
		US$	In Years	US$
Outstanding as of December 31, 2023	29,004,500	0.00001	7.87	43,526
Granted	20,715,502	0.00001	—	—
Exercised	(4,651,285)	—	—	—
Forfeited	(1,974,188)	—	—	—
Outstanding as of December 31, 2024	43,094,529	0.00001	8.09	47,950

NIO Incentive Plans
Share-based Compensation
Schedule of weighted average assumptions used

	For the Year Ended December 31,
	2022				2023				2024
Exercise price (US$)	2.39	-	19.91		2.39	-	2.39		2.39	-	2.39
Fair value of the ordinary shares on the date of option grant (US$)	10.34	-	19.61		8.51	-	8.51		5.48	-	5.48
Risk-free interest rate	2.50%	-	2.56%		3.70%	-	3.70%		4.14%	-	4.14%
Exercise multiple			2.5	x			2.5	x			2.5	x
Expected dividend yield			0%				0%				0%
Expected volatility			56%				57%				62%
Expected forfeiture rate (post-vesting)			1.5%				1.8%				6.1%

A Plan
Share-based Compensation
Schedule of weighted average assumptions used

For the Year Ended
December 31,
2022, 2023 and 2024
Fair value of the ordinary shares on the date of option grant (US$)	1.00-1.01
Risk-free interest rate	1.58%
Expected term (in years)	10
Expected dividend yield	0%
Expected volatility	52%
Expected forfeiture rate (post-vesting)	2%

US employees under 2016 Plan | NIO Incentive Plans
Share-based Compensation
Schedule of restricted shares activity

	Number of Restricted	Weighted Average
	Shares Outstanding	Grant Date Fair Value
		US$
Unvested at December 31, 2023	56,063,898	16.16
Granted	30,915,465	4.94
Vested	(14,353,997)	19.84
Forfeited	(10,772,623)	12.66
Unvested at December 31, 2024	61,852,743	10.96